Structured entities - Summary of Unconsolidated Structured Entities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		¥ 840,103	¥ 617,782	¥ 471,675
Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		28,414	49,011	41,452
Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		772,423	526,711	401,011
Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		24,697	21,000	21,000
Securitized Products [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss		356,862	270,920	224,232
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0	0	0
Securitized Products [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		356,862	270,920	224,232
Securitized Products [Member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities		0	0	0
Foreign Corporate Bonds [Member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[1]	196,579	80,037	82,488
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	28,412	49,011	41,452
Foreign Corporate Bonds [Member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	168,167	31,026	41,036
Foreign Corporate Bonds [Member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[1]	0	0	0
Investment funds [member]
Disclosure of unconsolidated structured entities [line items]
Maximum exposure to loss	[2]	286,662	266,825	164,955
Investment funds [member] | Investments And Advances In The Financial Services Segment Current [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	2	0	0
Investment funds [member] | Investments And Advances In The Financial Services Segment Noncurrent [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	247,394	224,765	135,743
Investment funds [member] | Other Current Financial Assets [Member]
Disclosure of unconsolidated structured entities [line items]
Assets recognised in entity's financial statements in relation to structured entities	[2]	¥ 24,697	¥ 21,000	¥ 21,000

[1]	Foreign corporate bonds include repackaged bonds.
[2]	Other investments include investment funds.